Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Liabilities:
Derivative contracts	$ 3,704	$ 3,242
Quoted Prices in Active Markets (Level 1)
Liabilities:
Derivative contracts	0	0
Significant Other Observable Inputs (Level 2)
Liabilities:
Derivative contracts	3,704	3,242
Significant Unobservable Inputs (Level 3)
Liabilities:
Derivative contracts	$ 0	$ 0